Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 3,467	$ 5,031	$ 5,423
Additions To Lease Liabilities	5,718
Increase (Decrease) Through Modification Of Lease Terms, Lease Liabilities		(583)
Cash outflow for leases	(1,202)	(1,249)
Interest expense on lease liabilities	225	105	141
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(185)	163
Ending balance	8,023	3,467	5,031
Lease liabilities, short-term	1,029	1,002	924
Lease liabilities, long-term	6,994	2,465	4,499
Properties (offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	3,402	4,953
Additions To Lease Liabilities	5,662
Increase (Decrease) Through Modification Of Lease Terms, Lease Liabilities		(583)
Cash outflow for leases	(1,169)	(1,227)
Interest expense on lease liabilities	222	102
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(219)	157
Ending balance	7,898	3,402	4,953
Lease liabilities, short-term	994	981
Lease liabilities, long-term	6,904	2,421
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	65	78
Additions To Lease Liabilities	56
Increase (Decrease) Through Modification Of Lease Terms, Lease Liabilities		0
Cash outflow for leases	(33)	(22)
Interest expense on lease liabilities	3	3
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	34	6
Ending balance	125	65	$ 78
Lease liabilities, short-term	35	21
Lease liabilities, long-term	$ 90	$ 44